Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Investments and Receivables, Net [Abstract]
Premises evacuation building input index receivable	$ 22,587	$ 55,747
Derivative financial instruments	24,327	14,279
Long-term balances of non-qualified deferred compensation plan	11,524	10,492
Deposits with banks and other long-term receivables	9,072	7,130
Long-term bank deposits and other receivables	$ 67,510	$ 87,648